CALIFORNIA REGULATORY MATTERS - NUCLEAR PLANT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
San Diego Gas and Electric Company and Subsidiary [Member]
SONGS Plant Investment [Line Items]
Nuclear Plant, Net Book Investment, Plant	$ 387	[1]
Nuclear Plant, Net Book Investment, Materials	10	[1]
Nuclear Plant, Net Book Investment, Nuclear Fuel	115	[1]
Nuclear Plant, Net Book Investment, Total	512	[1]
Nuclear Plant, Rate Base Investment	275	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Unit 2 [Member]
SONGS Plant Investment [Line Items]
Nuclear Plant, Net Book Investment, Plant	152	[1]
Nuclear Plant, Net Book Investment, Total	152	[1]
Nuclear Plant, Rate Base Investment	103	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Unit 3 [Member]
SONGS Plant Investment [Line Items]
Nuclear Plant, Net Book Investment, Plant	115	[1]
Nuclear Plant, Net Book Investment, Total	115	[1]
Nuclear Plant, Rate Base Investment	93	[1]
San Diego Gas and Electric Company and Subsidiary [Member] | Common Plant [Member]
SONGS Plant Investment [Line Items]
Nuclear Plant, Net Book Investment, Plant	120	[1]
Nuclear Plant, Net Book Investment, Materials	10	[1]
Nuclear Plant, Net Book Investment, Nuclear Fuel	115	[1]
Nuclear Plant, Net Book Investment, Total	245	[1]
Nuclear Plant, Rate Base Investment	79	[1]
Nuclear Plant, SDGE [Member]
Nuclear Plant [Line Items]
Nuclear Plant, Ownership Percentage	20.00%
Nuclear Plant, Proportional Investment	179
Nuclear Plant, Replacement Power Costs	77
Nuclear Plant, MHI Limited Liability	138
Nuclear Plant, Revenue Recognized Associated with SONGS	199
Nuclear Plant, Invoice to MHI	53
Nuclear Plant Invoice Paid By MHI	$ 45

[1]	Excludes nuclear decommissioning-related assets and liabilities.